Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
May 31, 2021 USD ($) yr
Fair Value Measurements [Line Items]
Amount transfer from level 1 to level 2 | $	$ 0
Fair value, Asset transfer in or out of level three, Amount | $	$ 0
Minimum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	51.0
Minimum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	18.0
Minimum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input | yr	1.5
Maximum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	80.7
Maximum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	27.8
Maximum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input | yr	4.8